Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
GAAP requires the categorization of fair value measurements into three broad levels that form a hierarchy. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.  The three levels of valuation hierarchy are defined as follows:

Level 1 — Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following describes the valuation methodologies used for the Company’s financial instruments measured at fair value on a recurring basis, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Residential Whole Loans, at Fair Value

The Company determines the fair value of its residential whole loans held at fair value after considering valuations obtained from a third-party that specializes in providing valuations of residential mortgage loans. The valuation approach applied generally depends on whether the loan is considered performing or non-performing at the date the valuation is performed. For performing loans, estimates of fair value are derived using a discounted cash flow approach, where estimates of cash flows are determined from the scheduled payments, adjusted using forecasted prepayment, default and loss given default rates. For non-performing loans, asset liquidation cash flows are derived based on the estimated time to liquidate the loan, the estimated value of the collateral, expected costs and estimated home price levels. Estimated cash flows for both performing and non-performing loans are discounted at yields considered appropriate to arrive at a reasonable exit price for the asset. Indications of loan value such as actual trades, bids, offers and generic market color may be used in determining the appropriate discount yield. The Company’s residential whole loans held at fair value are classified as Level 3 in the fair value hierarchy.

Securities, at Fair Value

Term Notes Backed by MSR-Related Collateral

The Company’s valuation process for term notes backed by MSR-related collateral is similar to that used for other residential mortgage securities and considers a number of observable market data points, including prices obtained from pricing services, brokers and repurchase agreement counterparties, dialogue with market participants, as well as management’s observations of market activity. Other factors taken into consideration include estimated changes in fair value of the related underlying MSR collateral and, as applicable, the financial performance of the ultimate parent or sponsoring entity of the issuer, which has provided a guarantee that is intended to provide for payment of interest and principal to the holders of the term notes should cash flows generated by the related underlying MSR collateral be insufficient. Based on its evaluation of the observability of the data used in its fair value estimation process, these assets are classified as Level 2 in the fair value hierarchy.

Other Residential Mortgage Securities (including short positions in TBA securities)

In determining the fair value of the Company’s other residential mortgage securities, management considers a number of observable market data points, including prices obtained from pricing services and brokers as well as dialogue with market participants.  Valuations of TBA securities positions are based on executed levels for positions entered into and subsequently rolled forward, as well as prices obtained from pricing services for outstanding positions at each reporting date. These valuations are assessed for reasonableness by considering market TBA levels observed via Bloomberg for the same coupon and term to maturity. In valuing Non-Agency MBS, the Company understands that pricing services use observable inputs that include, in addition to trading activity observed in the marketplace, loan delinquency data, credit enhancement levels and vintage, which are taken into account to assign pricing factors such as spread and prepayment assumptions.  The Company collects and considers current market intelligence on all major markets, including benchmark security evaluations and bid-lists from various sources, when available.

The Company’s residential mortgage securities are valued using various market data points as described above, which management considers directly or indirectly observable parameters.  Accordingly, these securities are classified as Level 2 in the fair value hierarchy.

Financing Agreements, at Fair Value

Agreements with mark-to-market collateral provisions

These agreements are secured and subject to margin calls and their base interest rates reset frequently to market based rates. As a result, no credit valuation adjustment is required, and the primary factor in determining their fair value is the credit spread paid over the base rate, which is a non-observable input as it is determined based on negotiations with the counterparty. The Company’s financing agreements with mark-to-market collateral provisions held at fair value are classified as Level 2 in the fair value hierarchy if the credit spreads used to price the instrument reset frequently, which is typically the case with shorter term repurchase agreement contracts collateralized by securities. Financing agreements with mark-to-market collateral provisions that are typically longer term and are collateralized by residential whole loans where the credit spread paid over the base rate on the instrument is not reset frequently are classified as Level 3 in the fair value hierarchy.

Agreements with non-mark-to-market collateral provisions

These agreements are secured, but not subject to margin calls, and their base interest rates reset frequently to market based rates. As a result, a credit valuation adjustment would only be required if there were a significant decrease in collateral value, and the primary factor in determining their fair value is the credit spread paid over the base rate, which is a non-observable input as it is determined based on negotiations with the counterparty. The Company’s financing agreements with non-mark-to-market collateral provisions held at fair value are classified as Level 3 in the fair value hierarchy.

Securitized Debt

In determining the fair value of securitized debt, management considers a number of observable market data points, including prices obtained from pricing services and brokers as well as dialogue with market participants. Accordingly, the Company’s securitized debt is classified as Level 2 in the fair value hierarchy.

Swaps

Variation margin payments on the Company’s Swaps are treated as a legal settlement of the exposure under the related Swap contract, the effect of which reduces what would have otherwise been reported as the fair value of the Swap, generally to zero.
Changes to the valuation methodologies used with respect to the Company’s financial instruments are reviewed by management to ensure any such changes result in appropriate exit price valuations.  The Company will refine its valuation methodologies as markets and products develop and pricing methodologies evolve.  The methods described above may produce fair value estimates that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Company believes its valuation methods are appropriate and consistent with those used by market participants, the use of different methodologies, or assumptions, to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.  The Company uses inputs that are current as of the measurement date, which may include periods of market dislocation, during which price transparency may be reduced.  The Company reviews the classification of its financial instruments within the fair value hierarchy on a quarterly basis, and management may conclude that its financial instruments should be reclassified to a different level in the future.

The following tables present the Company’s financial instruments carried at fair value on a recurring basis as of December 31, 2021 and 2020, on the consolidated balance sheets by the valuation hierarchy, as previously described:

Fair Value at December 31, 2021

(In Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Residential whole loans, at fair value	$—	$1,082,765	$4,222,584	$5,305,349
Securities, at fair value	—	256,685	—	256,685
Total assets carried at fair value	$—	$1,339,450	$4,222,584	$5,562,034
Liabilities:
Agreements with non-mark-to-market collateral provisions	$—	$—	$628,280	$628,280
Agreements with mark-to-market collateral provisions	—	—	1,322,362	1,322,362
Securitized debt	—	1,316,131	—	1,316,131
Total liabilities carried at fair value	$—	$1,316,131	$1,950,642	$3,266,773

Fair Value at December 31, 2020

(In Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Residential whole loans, at fair value	$—	$—	$1,216,902	$1,216,902
Securities, at fair value	—	399,999	—	399,999
Total assets carried at fair value	$—	$399,999	$1,216,902	$1,616,901
Liabilities:
Agreements with non-mark-to-market collateral provisions	$—	$—	$1,159,213	$1,159,213
Agreements with mark-to-market collateral provisions	—	213,915	1,124,162	1,338,077
Securitized debt	—	869,482	—	869,482
Total liabilities carried at fair value	$—	$1,083,397	$2,283,375	$3,366,772
Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents additional information for the years ended December 31, 2021 and 2020 about the Company’s Residential whole loans, at fair value, which are classified as Level 3 and measured at fair value on a recurring basis:

	Residential Whole Loans, at Fair Value
	For the Year Ended December 31,
(In Thousands)	2021	2020
Balance at beginning of period	$1,216,902	$1,381,583
Purchases and originations	4,367,423	—
Draws	53,599	—
Changes in fair value recorded in Net gain on residential whole loans measured at fair value through earnings	16,243	17,204
Repayments	(295,790)	(92,733)
Sales and repurchases	(2,023)	(18,530)
Transfer to REO	(51,005)	(70,622)
Transfer to Level 2 (1)	(1,082,765)	—
Balance at end of period	$4,222,584	$1,216,902

(1)The Company determined that the market inputs used in valuing its Agency eligible investor loans were sufficiently observable to be classified as Level 2 in the current reporting period. $654.7 million of these loans were valued based on the observable prices of the related securitized debt.

The following table presents additional information for the year ended December 31, 2021 about the Company’s financing agreements with non-mark-to-market collateral provisions, which are classified as Level 3 and measured at fair value on a recurring basis:

	Agreements with Non-mark-to-market Collateral Provisions
	Year Ended December 31,
(In Thousands)	2021	2020
Balance at beginning of period	$1,159,213	$—
Transfer from Level 2	—	2,036,597
Issuances	—	—
Payment of principal	(529,874)	(879,698)
Change in unrealized (gains)/losses	(1,059)	2,314
Balance at end of period	$628,280	$1,159,213

The following table presents additional information for the year ended December 31, 2021 about the Company’s financing agreements with mark-to-market collateral provisions, which are classified as Level 3 and measured at fair value on a recurring basis:

	Agreements with Mark-to-market Collateral Provisions
	Year Ended December 31,
(In Thousands)	2021	2020
Balance at beginning of period	$1,124,162	$—
Transfer from Level 2	—	1,386,592
Issuances	1,275,265	258,322
Payment of principal	(1,077,065)	(520,752)
Balance at end of period	$1,322,362	$1,124,162

At June 30, 2020, the Company’s financing agreements with non-mark-to-market collateral provisions and the Company’s financing agreements with mark-to-market collateral provisions had just been issued and were therefore classified as Level 2 since their values were based on market transactions. However, market information for similar financings was not available at December 31, 2021 and the Company valued these financing instruments based on unobservable inputs.

Fair Value Methodology for Level 3 Financial Instruments

Residential Whole Loans, at Fair Value

The following tables present a summary of quantitative information about the significant unobservable inputs used in the fair value measurement of the Company’s residential whole loans held at fair value for which it has utilized Level 3 inputs to determine fair value as of December 31, 2021 and 2020:

	December 31, 2021
(Dollars in Thousands)	Fair Value (1)	Valuation Technique	Unobservable Input	Weighted Average (2)	Range

Purchased Non-Performing Loans	$720,766	Discounted cash flow	Discount rate	3.6%	1.5-9.8%
			Prepayment rate	14.4%	0.0-44.0%
			Default rate	3.9%	0.0-50.8%
			Loss severity	11.7%	0.0-100.0%

	$351,008	Liquidation model	Discount rate	8.0%	6.7-50.0%
			Annual change in home prices	9.7%	4.5-21.9%
			Liquidation timeline (in years)	1.7	0.1-4.5
			Current value of underlying properties (3)	$770	$10-$3,995
Total	$1,071,774

	December 31, 2020
(Dollars in Thousands)	Fair Value (1)	Valuation Technique	Unobservable Input	Weighted Average (2)	Range

Purchased Non-Performing Loans	$789,576	Discounted cash flow	Discount rate	3.9%	3.3-8.0%
			Prepayment rate	4.8%	0.0-9.9%
			Default rate	3.8%	0.0-18.9%
			Loss severity	12.7%	0.0-100.0%

	$427,061	Liquidation model	Discount rate	8.1%	6.7-50.0%
			Annual change in home prices	3.6%	0.0-6.5%
			Liquidation timeline (in years)	1.8	0.8-4.8
			Current value of underlying properties (3)	$729	$12-$4,500
Total	$1,216,637

(1)Excludes approximately $496,000 and $265,000 of loans for which management considers the purchase price continues to reflect the fair value of such loans at December 31, 2021 and 2020, respectively.
(2)Amounts are weighted based on the fair value of the underlying loan.
(3)The simple average value of the properties underlying residential whole loans held at fair value valued via a liquidation model was approximately $421,000 and $380,000 as of December 31, 2021 and 2020, respectively.

	December 31, 2021
(Dollars in Thousands)	Fair Value	Valuation Technique	Unobservable Input	Weighted Average (1)	Range

Purchased Performing Loans	$3,143,928	Discounted cash flow	Discount rate	3.9%	1.4-25.9%
			Prepayment rate	19.0%	0.0-47.2%
			Default rate	0.2%	0.0-17.8%
			Loss severity	8.4%	0.0-10.0%

	$7,948	Liquidation model	Discount rate	7.0%	7.0-7.0%
			Annual change in home prices	6.5%	0.0-14.8%
			Liquidation timeline (in years)	2.0	0.8-4.2
			Current value of underlying properties	$691	$60-$1,750
Total	$3,151,876

(1)Amounts are weighted based on the fair value of the underlying loan.

Changes in market conditions, as well as changes in the assumptions or methodology used to determine fair value, could result in a significant increase or decrease in the fair value of residential whole loans. Loans valued using a discounted cash flow model are most sensitive to changes in the discount rate assumption, while loans valued using the liquidation model technique are most sensitive to changes in the current value of the underlying properties and the liquidation timeline. Increases in discount rates, default rates, loss severities, or liquidation timelines, either in isolation or collectively, would generally result in a lower fair value measurement, whereas increases in the current or expected value of the underlying properties, in isolation, would result in a higher fair value measurement. In practice, changes in valuation assumptions may not occur in isolation and the changes in any particular assumption may result in changes in other assumptions, which could offset or amplify the impact on the overall valuation.
The following table presents the carrying values and estimated fair values of the Company’s financial instruments at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2021		December 31, 2020
	Level in Fair Value Hierarchy	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
(In Thousands)
Financial Assets:
Residential whole loans	3	$6,830,235	$6,983,686	$5,325,401	$5,499,303
Residential whole loans	2	1,082,765	1,082,765	—	—
Securities, at fair value	2	256,685	256,685	399,999	399,999
Cash and cash equivalents	1	304,696	304,696	814,354	814,354
Restricted cash	1	99,751	99,751	7,165	7,165
Financial Liabilities (1):
Financing agreements with non-mark-to-market collateral provisions	3	939,540	940,257	1,159,213	1,159,213
Financing agreements with mark-to-market collateral provisions	3	2,403,151	2,403,724	1,124,162	1,124,162
Financing agreements with mark-to-market collateral provisions	2	159,148	159,148	213,915	213,915
Securitized debt (2)	2	2,650,473	2,646,203	1,514,509	1,519,567
Convertible senior notes	2	226,470	239,292	225,177	228,287
Senior notes (3)	1	—	—	100,000	100,031

(1)Carrying value of securitized debt, Convertible Senior Notes, Senior Notes and certain repurchase agreements is net of associated debt issuance costs.
(2)Includes Securitized debt that is carried at amortized cost basis and fair value.
(3)On January 6, 2021, the Company redeemed all of its outstanding Senior Notes (see Note 6).

Other Assets Measured at Fair Value on a Nonrecurring Basis

The Company holds REO at the lower of the current carrying amount or fair value less estimated selling costs. During the years ended December 31, 2021 and 2020, the Company recorded REO with an aggregate estimated fair value, less estimated cost to sell, of $72.3 million and $96.8 million, respectively, at the time of foreclosure. The Company classifies fair value measurements of REO as Level 3 in the fair value hierarchy.

In addition, on July 1, 2021, in connection with the Lima One transaction (see Note 15), the Company revalued its previously existing investments in Lima One and recorded a gain of $38.9 million. In connection with the Lima One transaction, all of Lima One’s assets and liabilities were recorded at their estimated fair value.